CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019	¥ 96,471		¥ 1,738,102,741		¥ (12,368,224)		¥ (934,300,768)		¥ 791,530,220
Beginning balance (in shares) at Dec. 31, 2019 | shares	149,416,898	149,416,898
Increase (decrease) in shareholders' deficit
Net income (loss)							168,652,466		168,652,466
Foreign currency translation adjustment, net of nil income taxes					(30,137,470)				(30,137,470)
Unrealized holding gains on available-for-sale security, net of income taxes					12,763,017				12,763,017
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(13,273,350)				(13,273,350)
Share-based compensation			39,608,915						39,608,915
Exercise of share-based awards	¥ 2,031		24,228,415						24,230,446
Exercise of share-based awards (in shares) | shares	2,943,554	2,943,554
Ending balance at Dec. 31, 2020	¥ 98,502		1,801,940,071		(43,016,027)		(765,648,302)		993,374,244
Ending balance (in shares) at Dec. 31, 2020 | shares	152,360,452	152,360,452
Increase (decrease) in shareholders' deficit
Net income (loss)							225,820,409		225,820,409
Foreign currency translation adjustment, net of nil income taxes					(9,657,187)				(9,657,187)
Unrealized holding gains on available-for-sale security, net of income taxes					17,427,865				17,427,865
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(15,875,681)				(15,875,681)
Share-based compensation			47,218,156						47,218,156
Exercise of share-based awards	¥ 852		6,245,532						6,246,384
Exercise of share-based awards (in shares) | shares	1,320,378	1,320,378
Ending balance at Dec. 31, 2021	¥ 99,354		1,855,403,759		(51,121,030)		(539,827,893)		1,264,554,190
Ending balance (in shares) at Dec. 31, 2021 | shares	153,680,830	153,680,830
Increase (decrease) in shareholders' deficit
Net income (loss)							(49,462,929)		(49,462,929)	$ (7,171,450)
Foreign currency translation adjustment, net of nil income taxes					37,342,724				37,342,724	5,414,186
Unrealized holding gains on available-for-sale security, net of income taxes					6,460,896				6,460,896	936,741
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(9,219,276)				(9,219,276)	(1,336,669)
Share-based compensation			58,219,186						58,219,186
Exercise of share-based awards	¥ 390		2,202,696						2,203,086
Exercise of share-based awards (in shares) | shares	580,732	580,732
Ending balance at Dec. 31, 2022	¥ 99,744	$ 14,462	¥ 1,915,825,641	$ 277,768,608	¥ (16,536,686)	$ (2,397,594)	¥ (589,290,822)	$ (85,439,138)	¥ 1,310,097,877	$ 189,946,338
Ending balance (in shares) at Dec. 31, 2022 | shares	154,261,562	154,261,562